Note 2 - Summary of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Mortgage Servicing Rights ("MSRs") [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	As at December 31,
	2023	2022

Discount rate	11.7%	11.5%
Conditional prepayment rate	3.1%	3.1%